Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2014	2013	2012
Net income attributable to the owners of QIAGEN N.V.	$116,634	$69,073	$129,506

Weighted average number of common shares used to compute basic net income per common share	232,644	234,000	235,582
Dilutive effect of stock options and restrictive stock units	3,573	3,023	2,341
Dilutive effect of outstanding warrant shares	5,321	5,152	2,823
Weighted average number of common shares used to compute diluted net income per common share	241,538	242,175	240,746
Outstanding options and awards having no dilutive effect, not included in above calculation	422	1,616	2,906
Outstanding warrants having no dilutive effect, not included in above calculation	32,505	21,315	23,644

Basic earnings per common share attributable to the owners of QIAGEN N.V.	$0.50	$0.30	$0.55
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$0.48	$0.29	$0.54